Intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Intangible Assets

	Goodwill	Technology Know-how	Development costs	Trademarks	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Cost
At January 1, 2022	218,311	551,526	992,290	169,811	1,931,938
Addition	—	—	181,181	—	181,181
Transfer	—	121,227	(121,227)	—	—

At December 31, 2022 and January 1, 2023	218,311	672,753	1,052,244	169,811	2,113,119
Addition	—	—	186,222	—	186,222
Transfer	—	754,407	(754,407)	—	—

At December 31, 2023	218,311	1,427,160	484,059	169,811	2,299,341

Accumulated amortization and impairment
At January 1, 2022	5,675	167,681	—	—	173,356
Amortization	—	64,939	—	—	64,939

At December 31, 2022 and January 1, 2023	5,675	232,620	—	—	238,295
Amortization	—	109,913	—	—	109,913

At December 31, 2023	5,675	342,533	—	—	348,208

Net carrying amount
At December 31, 2022	212,636	440,133	1,052,244	169,811	1,874,824

At December 31, 2023	212,636	1,084,627	484,059	169,811	1,951,133

US$’000	29,933	152,687	68,143	23,905	274,668

Summary of carrying amount of goodwill allocated	Carrying amount of goodwill allocated to the cash-generating unit:

	31.12.2022	31.12.2023	31.12.2023
	RMB’000	RMB’000	US$’000
Yuchai manufacturing business	212,636	212,636	29,933